CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Thousands, € in Millions, ৳ in Millions, ¥ in Millions, £ in Millions, $ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 28, 2025 USD ($)	Dec. 29, 2024 USD ($)
Cash flows from (used in) operating activities:
Net earnings	$ 398,879	$ 400,865
Adjustments for:
Depreciation and amortization (note 22)	147,566	138,202
Loss (gain) on disposal of PP&E, intangible assets, and right-of-use assets	4,156	(212)
Share-based compensation	47,951	64,529
Deferred income taxes (note 20)	(4,664)	12,665
Other (note 24(a))	23,604	(48,740)
Changes in working capital balances (note 24(c))	(11,177)	(65,921)
Cash flows from (used in) operating activities	606,315	501,388
Cash flows from (used in) investing activities:
Purchase of property, plant and equipment	(106,436)	(145,332)
Purchase of intangible assets	(7,371)	(5,020)
Business acquisitions (note 5)	(122,717)	0
Proceeds from sale and leaseback, disposal of assets held for sale and other disposals of PP&E	521	38,236
Cash flows from (used in) investing activities	(236,003)	(112,116)
Cash flows from (used in) financing activities:
Increase (Decrease) in amounts drawn under long-term bank credit facility	240,000	(235,000)
Proceeds from term loan (note 12)	1,100,000	300,000
Repayment of Hanes accounts receivable securitization facility (note 5)	(115,000)	0
Repayment of Hanes debt (note 5)	(2,320,500)	0
Proceeds from issuance of Senior unsecured notes (note 12)	1,686,280	500,000
Repayment of delayed draw term loan (note 12)	(300,000)	0
Bridge facility commitment fees	(9,275)	0
Net interest expense incurred on bond issuance prior to Hanes transaction close	(2,895)	0
Debt breakage fee (note 5)	31,831	0
Dividends paid	(135,237)	(133,469)
Repurchase and cancellation of shares (note 15d))	(183,495)	(755,608)
Other (note 24(d))	(105,112)	(55,274)
Cash flows from (used in) financing activities	(177,065)	(379,351)
Effect of exchange rate changes on cash and cash equivalents denominated in foreign currencies	2,912	(764)
Net increase (decrease) in cash and cash equivalents during the fiscal year	196,159	9,157
Cash and cash equivalents, beginning of fiscal year	98,799	89,642
Cash and cash equivalents, end of fiscal year	294,958	98,799
Balances included in the Consolidated Statements of Financial Position:
Cash and cash equivalents (note 6)	284,458	98,799
Cash and cash equivalents in current assets held for sale	10,500	0
Cash and cash equivalents, end of fiscal year	294,958	98,799
Cash paid (included in cash flows from operating activities):
Interest	108,047	78,227
Income taxes, net of refunds	$ 29,465	$ 47,949